Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Rental Commitments under Operating Leases
The future minimum rental commitments at December 31, 2018 under operating leases having an initial or remaining non-cancelable term of one year or more are as follows (in thousands):

2019	$23,577
2020	22,092
2021	19,028
2022	16,570
2023	11,095
Thereafter	36,724
$129,086